LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–95.99%
Australia–0.20%
†MMG Ltd.	1,116,000	$1,057,355
		1,057,355
Brazil–3.03%
Ambev SA	616,500	1,815,038
B3 SA - Brasil Bolsa Balcao	558,100	1,982,498
BB Seguridade Participacoes SA	184,400	1,240,286
Caixa Seguridade Participacoes SA	158,100	556,113
CPFL Energia SA	60,700	570,573
Engie Brasil Energia SA	76,700	486,719
†JBS NV Class A	35,675	640,723
MBRF Global Foods Co. SA	30,246	126,184
Petroleo Brasileiro SA - Petrobras	137,100	1,285,813
Porto Seguro SA	51,100	497,204
Raia Drogasil SA	177,600	802,995
TIM SA	136,700	724,161
Vale SA	250,500	3,988,288
WEG SA	163,382	1,606,110
		16,322,705
Chile–0.48%
Banco de Chile	3,240,943	588,245
Banco de Credito e Inversiones SA	7,551	489,128
Banco Santander Chile	3,156,788	261,401
Falabella SA	31,147	190,663
Latam Airlines Group SA	6,526,496	161,045
Plaza SA	206,980	880,871
		2,571,353
China–23.04%
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	36,000	113,254
3SBio, Inc.	479,000	1,412,072
AAC Technologies Holdings, Inc.	204,500	877,157
Agricultural Bank of China Ltd. Class A	1,341,700	1,301,264
Alibaba Group Holding Ltd.	762,200	11,947,092
Aluminum Corp. of China Ltd. Class H	958,000	1,401,522
Avary Holding Shenzhen Co. Ltd. Class A	23,900	184,662
†Baidu, Inc. Class A	8,050	112,524
Bank of Beijing Co. Ltd. Class A	333,240	265,793
Bank of Shanghai Co. Ltd. Class A	243,100	348,734
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Beijing Kingsoft Office Software, Inc. Class A	7,539	$257,987
BOE Technology Group Co. Ltd. Class A	572,900	326,944
BYD Electronic International Co. Ltd.	207,000	744,597
China CITIC Bank Corp. Ltd. Class H	196,000	198,531
China Construction Bank Corp. Class H	7,452,000	8,042,300
China Everbright Bank Co. Ltd. Class A	731,400	340,918
China Feihe Ltd.	987,000	441,170
China Galaxy Securities Co. Ltd. Class H	155,000	158,011
China Life Insurance Co. Ltd. Class H	537,000	1,713,155
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	101,300	124,181
China Nonferrous Mining Corp. Ltd.	370,000	555,299
China Resources Beer Holdings Co. Ltd.	433,500	1,434,645
China Resources Land Ltd.	631,500	2,340,547
China Resources Mixc Lifestyle Services Ltd.	51,600	311,793
China Resources Power Holdings Co. Ltd.	232,000	541,954
China Zheshang Bank Co. Ltd. Class A	378,800	164,964
Chongqing Rural Commercial Bank Co. Ltd. Class H	613,000	530,821
Citic Pacific Special Steel Group Co. Ltd. Class A	54,800	130,571
CITIC Securities Co. Ltd. Class A	192,275	674,761
CMOC Group Ltd. Class A	284,100	724,440
Contemporary Amperex Technology Co. Ltd. Class A	17,740	1,049,606
CSI Solar Co. Ltd. Class A	60,028	112,481
CSPC Pharmaceutical Group Ltd.	1,246,000	1,470,482
Eastroc Beverage Group Co. Ltd. Class A	5,810	172,638
Eoptolink Technology, Inc. Ltd. Class A	15,700	1,041,933
Focus Media Information Technology Co. Ltd. Class A	108,900	103,971
Foxconn Industrial Internet Co. Ltd. Class A	170,300	1,314,482
Fuyao Glass Industry Group Co. Ltd. Class A	34,300	286,111
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund–1

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
GD Power Development Co. Ltd. Class A	290,300	$203,977
†Genscript Biotech Corp.	326,000	462,350
GF Securities Co. Ltd. Class A	93,000	244,482
Great Wall Motor Co. Ltd. Class H	609,000	985,952
Gree Electric Appliances, Inc. of Zhuhai Class A	47,900	263,664
H World Group Ltd. ADR	30,100	1,513,729
Haidilao International Holding Ltd.	439,000	808,125
Hengan International Group Co. Ltd.	164,500	582,107
Hithink RoyalFlush Information Network Co. Ltd. Class A	8,500	371,613
Huaneng Power International, Inc. Class H	1,112,000	841,998
Huatai Securities Co. Ltd. Class A	122,500	319,544
Huaxia Bank Co. Ltd. Class A	226,900	240,863
Huayu Automotive Systems Co. Ltd. Class A	55,400	155,162
Hygon Information Technology Co. Ltd. Class A	36,632	1,144,106
Iflytek Co. Ltd. Class A	38,700	262,844
Industrial & Commercial Bank of China Ltd. Class A	991,500	1,096,329
Industrial Bank Co. Ltd. Class A	311,200	847,802
Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	35,300	154,465
†Innovent Biologics, Inc.	116,500	1,281,449
JCET Group Co. Ltd. Class A	29,100	166,791
†JD Health International, Inc.	34,700	211,805
†JD Logistics, Inc.	524,600	926,074
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	100,500	812,132
Kanzhun Ltd. ADR	19,000	254,410
†Kingdee International Software Group Co. Ltd.	793,000	880,345
Kuaishou Technology	636,400	3,748,603
Kweichow Moutai Co. Ltd. Class A	500	105,292
Lenovo Group Ltd.	2,060,000	2,477,586
Lens Technology Co. Ltd. Class A	32,000	133,055
Li Ning Co. Ltd.	554,500	1,531,986
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Longfor Group Holdings Ltd.	390,000	$379,690
Luzhou Laojiao Co. Ltd. Class A	23,200	353,664
Muyuan Foods Co. Ltd. Class A	86,100	519,850
NARI Technology Co. Ltd. Class A	126,600	480,068
NetEase, Inc.	245,132	5,477,426
New China Life Insurance Co. Ltd. Class H	224,500	1,336,542
Nongfu Spring Co. Ltd. Class H	519,200	3,139,622
People's Insurance Co. Group of China Ltd. Class H	1,860,000	1,295,357
PetroChina Co. Ltd. Class H	4,842,000	6,642,547
Piotech, Inc. Class A	4,576	250,768
Poly Developments & Holdings Group Co. Ltd. Class A	136,900	116,143
Pop Mart International Group Ltd.	74,600	1,387,810
†Qinghai Salt Lake Industry Co. Ltd. Class A	86,100	469,034
Rockchip Electronics Co. Ltd. Class A	7,200	162,679
SAIC Motor Corp. Ltd. Class A	132,000	281,969
Sany Heavy Industry Co. Ltd. Class A	133,600	375,258
Seres Group Co. Ltd. Class A	27,400	363,352
Shengyi Technology Co. Ltd. Class A	38,300	307,546
Shennan Circuits Co. Ltd. Class A	10,500	342,851
Shenzhen Transsion Holdings Co. Ltd. Class A	9,328	75,331
Sinotruk Hong Kong Ltd.	84,000	419,096
Sungrow Power Supply Co. Ltd. Class A	33,900	754,010
Suzhou TFC Optical Communication Co. Ltd. Class A	12,300	553,442
Tencent Holdings Ltd.	310,300	19,571,346
Tingyi Cayman Islands Holding Corp.	322,000	537,589
Tongcheng Travel Holdings Ltd.	307,200	710,739
TongFu Microelectronics Co. Ltd. Class A	23,000	139,982
†Trip.com Group Ltd.	24,900	1,230,526
Victory Giant Technology Huizhou Co. Ltd. Class A	4,100	153,344
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund–2

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Vipshop Holdings Ltd. ADR	81,808	$1,286,022
Weichai Power Co. Ltd. Class A	106,700	379,183
Wuliangye Yibin Co. Ltd. Class A	26,400	396,445
WuXi AppTec Co. Ltd. Class H	90,500	1,386,048
†Wuxi Biologics Cayman, Inc.	121,500	522,510
XCMG Construction Machinery Co. Ltd. Class A	201,100	296,070
†Xiaomi Corp. Class B	330,000	1,363,118
Xinyi Solar Holdings Ltd.	492,000	184,396
Yadea Group Holdings Ltd.	328,000	557,715
Yum China Holdings, Inc.	8,380	408,776
Yunnan Baiyao Group Co. Ltd. Class A	29,000	231,261
Yunnan Yuntianhua Co. Ltd. Class A	32,500	157,838
Yutong Bus Co. Ltd. Class A	37,100	192,584
Zhejiang Chint Electrics Co. Ltd. Class A	33,900	161,866
Zhejiang Dahua Technology Co. Ltd. Class A	53,400	131,962
†Zhejiang Leapmotor Technology Co. Ltd. Class H	100,400	612,249
Zhejiang NHU Co. Ltd. Class A	52,600	264,585
Zhongji Innolight Co. Ltd. Class A	8,400	719,620
Zijin Mining Group Co. Ltd. Class H	116,000	521,825
ZTE Corp. Class A	26,000	124,043
		124,027,704
Colombia–0.07%
Grupo Cibest SA	17,361	401,222
		401,222
Egypt–0.25%
Commercial International Bank - Egypt (CIB)	602,205	1,337,621
		1,337,621
Greece–0.41%
Allwyn AG	48,933	740,360
Hellenic Telecommunications Organization SA	43,696	824,259
Jumbo SA	24,664	626,603
		2,191,222
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong–1.14%
Bosideng International Holdings Ltd.	1,226,000	$631,058
Geely Automobile Holdings Ltd.	1,548,000	4,130,000
Guangdong Investment Ltd.	772,000	773,231
Orient Overseas International Ltd.	34,500	615,287
		6,149,576
Hungary–0.66%
MOL Hungarian Oil & Gas PLC	109,399	1,310,640
OTP Bank Nyrt	8,426	903,502
Richter Gedeon Nyrt	37,324	1,328,795
		3,542,937
India–11.20%
†Adani Power Ltd.	761,558	1,212,042
Asian Paints Ltd.	86,784	2,001,298
Astral Ltd.	31,825	540,967
Aurobindo Pharma Ltd.	68,808	956,872
Bajaj Holdings & Investment Ltd.	5,749	536,973
Bharat Electronics Ltd.	273,753	1,171,457
Bharat Petroleum Corp. Ltd.	399,767	1,198,602
Britannia Industries Ltd.	4,095	234,133
BSE Ltd.	4,445	127,971
Canara Bank	477,604	629,223
Colgate-Palmolive India Ltd.	25,229	475,780
Coromandel International Ltd.	31,065	632,618
Divi's Laboratories Ltd.	11,252	710,965
Dr. Reddy's Laboratories Ltd.	84,131	1,127,591
Eicher Motors Ltd.	11,026	772,024
GAIL India Ltd.	605,856	887,987
GE Vernova T&D India Ltd.	13,551	524,323
Havells India Ltd.	23,206	291,296
HCL Technologies Ltd.	186,975	2,691,076
HDFC Asset Management Co. Ltd.	50,706	1,184,884
Hero MotoCorp Ltd.	25,836	1,396,545
Hindalco Industries Ltd.	316,248	2,990,589
Hindustan Petroleum Corp. Ltd.	219,461	782,079
Hindustan Unilever Ltd.	4,356	94,936
Indian Hotels Co. Ltd.	39,883	242,974
Indian Oil Corp. Ltd.	610,545	871,575
Infosys Ltd.	296,949	4,005,201
Larsen & Toubro Ltd.	80,469	2,991,654
Lupin Ltd.	61,423	1,520,101
Marico Ltd.	13,453	105,011
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund–3

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
Muthoot Finance Ltd.	31,708	$1,064,803
NMDC Ltd.	810,114	659,272
NTPC Ltd.	1,118,515	4,405,368
Oracle Financial Services Software Ltd.	4,985	358,013
Page Industries Ltd.	1,615	546,627
Pidilite Industries Ltd.	80,380	1,088,979
Polycab India Ltd.	13,871	1,014,980
Power Finance Corp. Ltd.	380,668	1,538,717
Reliance Industries Ltd.	69,904	1,005,329
Shriram Finance Ltd.	263,189	2,448,664
Siemens Energy India Ltd.	23,439	637,997
Solar Industries India Ltd.	7,147	916,110
SRF Ltd.	28,256	733,722
Supreme Industries Ltd.	14,508	580,555
†Suzlon Energy Ltd.	346,532	146,866
Tata Consultancy Services Ltd.	117,458	2,957,669
Tata Motors Passenger Vehicles Ltd.	519,149	1,644,613
Tech Mahindra Ltd.	138,124	2,051,742
Union Bank of India Ltd.	366,584	642,734
UPL Ltd.	58,059	352,182
Vedanta Ltd.	334,811	2,349,085
Wipro Ltd.	115,995	233,534
		60,286,308
Indonesia–0.98%
Astra International Tbk. PT	5,179,900	1,912,230
Sumber Alfaria Trijaya Tbk. PT	4,069,700	357,129
Telkom Indonesia Persero Tbk. PT	12,675,100	2,282,256
United Tractors Tbk. PT	392,200	716,574
		5,268,189
Ireland–0.89%
†PDD Holdings, Inc. ADR	46,900	4,792,242
		4,792,242
Malaysia–0.56%
Nestle Malaysia Bhd.	10,200	249,697
Petronas Dagangan Bhd.	83,300	450,432
Petronas Gas Bhd.	184,500	818,380
RHB Bank Bhd.	457,200	956,419
Telekom Malaysia Bhd.	312,900	549,340
		3,024,268
Mexico–1.78%
America Movil SAB de CV	277,400	352,728
Cemex SAB de CV	3,525,267	4,036,070
Grupo Aeroportuario del Centro Norte SAB de CV	75,800	1,087,370
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Mexico (continued)
Grupo Comercial Chedraui SA de CV	21,000	$122,921
Grupo Financiero Banorte SAB de CV Class O	131,000	1,450,553
Grupo Mexico SAB de CV	55,100	589,367
†Industrias Penoles SAB de CV	22,400	998,545
Prologis Property Mexico SA de CV	25,317	110,517
Promotora y Operadora de Infraestructura SAB de CV	51,180	829,223
		9,577,294
Netherlands–0.24%
NEPI Rockcastle NV	161,789	1,298,232
		1,298,232
Peru–0.80%
Credicorp Ltd.	12,773	4,332,346
		4,332,346
Philippines–0.71%
Ayala Land, Inc.	477,800	127,764
International Container Terminal Services, Inc.	247,000	2,800,324
Metropolitan Bank & Trust Co.	474,510	495,990
SM Prime Holdings, Inc.	1,236,400	416,204
		3,840,282
Poland–1.82%
LPP SA	286	1,734,146
ORLEN SA	132,198	4,790,098
†PGE Polska Grupa Energetyczna SA	237,027	672,349
Powszechny Zaklad Ubezpieczen SA	150,911	2,626,903
		9,823,496
Qatar–0.57%
Qatar National Bank QPSC	658,756	3,083,000
		3,083,000
Republic of Korea–16.80%
APR Corp.	6,209	1,416,703
DB Insurance Co. Ltd.	11,745	1,317,367
Hana Financial Group, Inc.	65,256	4,756,955
Hankook Tire & Technology Co. Ltd.	19,482	717,148
HD Hyundai Co. Ltd.	907	152,113
HD Hyundai Electric Co. Ltd.	3,406	1,930,139
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	8,688	2,013,594
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund–4

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
Hyosung Heavy Industries Corp.	197	$332,649
Hyundai Mobis Co. Ltd.	8,923	2,302,315
Industrial Bank of Korea	73,156	1,056,708
KB Financial Group, Inc.	37,730	3,703,971
Kia Corp.	44,930	4,435,983
Korea Electric Power Corp.	59,203	1,683,161
Korea Investment Holdings Co. Ltd.	10,666	1,488,043
LG Electronics, Inc.	15,238	1,104,753
LG Uplus Corp.	28,166	292,916
†Meritz Financial Group, Inc.	19,305	1,463,907
NAVER Corp.	2,361	321,446
Posco International Corp.	8,270	386,057
Samsung Electronics Co. Ltd.	252,973	29,588,049
Samsung Life Insurance Co. Ltd.	913	131,643
Shinhan Financial Group Co. Ltd.	92,269	5,499,358
SK Hynix, Inc.	32,318	18,336,094
†SK Square Co. Ltd.	7,307	2,405,848
Woori Financial Group, Inc.	163,681	3,588,191
		90,425,111
Russia–0.00%
†=πSeverstal PAO	283,840	0
†=πSurgutneftegas PAO	11,590,970	0
		0
Saudi Arabia–1.98%
Ades Holding Co.	42,051	202,489
Al Rajhi Bank	19,312	550,522
Arabian Internet & Communications Services Co.	6,507	341,168
Etihad Etisalat Co.	12,140	211,415
Jarir Marketing Co.	154,411	581,966
Mouwasat Medical Services Co.	25,712	497,782
Riyad Bank	368,003	2,915,098
SABIC Agri-Nutrients Co.	59,640	2,290,383
SAL Saudi Logistics Services	9,454	421,175
Saudi National Bank	191,584	2,162,758
Saudi Tadawul Group Holding Co.	13,060	483,599
		10,658,355
South Africa–3.48%
Absa Group Ltd.	52,465	755,753
Bid Corp. Ltd.	10,197	245,614
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
South Africa (continued)
Clicks Group Ltd.	56,866	$972,767
FirstRand Ltd.	354,737	1,816,009
Gold Fields Ltd.	65,007	2,987,206
Harmony Gold Mining Co. Ltd.	146,036	2,230,970
MTN Group Ltd.	127,640	1,490,408
Nedbank Group Ltd.	11,164	175,998
Northam Platinum Holdings Ltd.	18,965	386,975
Sanlam Ltd.	276,266	1,452,738
†Sasol Ltd.	145,146	1,914,501
Shoprite Holdings Ltd.	22,820	374,223
Sibanye Stillwater Ltd.	370,187	1,136,278
Standard Bank Group Ltd.	75,705	1,370,997
Vodacom Group Ltd.	166,558	1,420,560
		18,730,997
Taiwan–20.88%
Accton Technology Corp.	42,000	2,072,160
Airtac International Group	8,000	254,804
ASE Technology Holding Co. Ltd.	11,000	121,068
Asia Cement Corp.	351,000	383,783
ASPEED Technology, Inc.	2,000	689,389
Asustek Computer, Inc.	64,000	1,124,052
Bizlink Holding, Inc.	45,000	2,583,969
Cathay Financial Holding Co. Ltd.	733,000	1,638,867
Compal Electronics, Inc.	549,000	477,560
Delta Electronics, Inc.	80,000	3,607,228
eMemory Technology, Inc.	6,000	510,876
Eva Airways Corp.	732,000	788,688
Evergreen Marine Corp. Taiwan Ltd.	41,000	258,626
Fortune Electric Co. Ltd.	40,000	1,022,184
Hon Hai Precision Industry Co. Ltd.	871,000	5,324,217
International Games System Co. Ltd.	59,000	1,409,332
KGI Financial Holding Co. Ltd.	2,339,000	1,436,793
Largan Precision Co. Ltd.	12,000	823,120
Lotes Co. Ltd.	5,000	333,686
MediaTek, Inc.	102,000	4,892,444
Nan Ya Plastics Corp.	218,000	521,167
Novatek Microelectronics Corp.	147,000	1,774,553
PharmaEssentia Corp.	29,000	556,172
Realtek Semiconductor Corp.	110,000	1,672,975
Taiwan Semiconductor Manufacturing Co. Ltd.	1,305,322	75,492,678
United Microelectronics Corp.	828,000	1,484,273
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund–5

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
Yang Ming Marine Transport Corp.	263,000	$432,730
Yuanta Financial Holding Co. Ltd.	215,000	305,636
Zhen Ding Technology Holding Ltd.	59,000	394,288
		112,387,318
Thailand–1.08%
Advanced Info Service PCL	258,600	2,951,711
Bangkok Dusit Medical Services PCL Class F	337,400	192,333
Bumrungrad Hospital PCL	157,200	785,110
Central Pattana PCL	262,100	503,372
Kasikornbank PCL	81,200	473,747
Krung Thai Bank PCL	832,100	889,854
		5,796,127
Turkey–0.54%
Aselsan Elektronik Sanayi Ve Ticaret AS	332,899	2,393,582
Turk Hava Yollari AO	79,392	527,124
		2,920,706
United Arab Emirates–1.58%
Abu Dhabi Islamic Bank PJSC	54,563	313,917
ADNOC Drilling Co. PJSC	525,597	743,300
†Dubai Islamic Bank PJSC	709,737	1,439,655
Emaar Development PJSC	262,636	994,180
Emirates NBD Bank PJSC	484,579	3,650,772
First Abu Dhabi Bank PJSC	287,464	1,363,966
		8,505,790
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom–0.34%
Anglogold Ashanti PLC	18,265	$1,823,065
		1,823,065
United States–0.48%
†BeOne Medicines Ltd. Class H	114,900	2,577,484
		2,577,484
Total Common Stock (Cost $366,824,178)		516,752,305
ΔPREFERRED STOCKS–2.13%
Brazil–2.13%
Gerdau SA 3.26%	71,862	263,039
Itau Unibanco Holding SA 7.84%	847,624	7,115,011
Itausa SA 8.78%	1,510,226	4,058,486
Total Preferred Stocks (Cost $7,244,932)		11,436,536

MONEY MARKET FUND–0.47%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 3.60%)	2,533,049	2,533,049
Total Money Market Fund (Cost $2,533,049)		2,533,049

TOTAL INVESTMENTS–98.59% (Cost $376,602,159)	530,721,890
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.41%	7,604,536
NET ASSETS APPLICABLE TO 51,509,785 SHARES OUTSTANDING–100.00%	$538,326,426

ΔSecurities have been classified by country of origin.
†Non-income producing.
=The value of this security was determined using significant unobservable inputs.
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At March 31, 2026, the aggregate value of restricted securities was $0, which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund–6

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Schedule of Investments (continued)
Restricted Securities
Investment	Date of Acquisition	Cost	Value
Severstal PAO	2/4/2022	$3,161,310	$0
Surgutneftegas PAO	2/4/2022	5,050,556	0
Total		$8,211,866	$0

The following futures contracts were outstanding at March 31, 2026:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
158	ICE U.S. MSCI Emerging Markets Index Futures	$11,491,340	$11,180,759	6/19/26	$310,581	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2026.

Summary of Abbreviations:
ADR–American Depositary Receipt
CSI–Credit Suisse International
ICE–Intercontinental Exchange
MSCI–Morgan Stanley Capital International
PJSC–Public Joint Stock Company
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund–7